UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22923

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Infinity Core Alternative Fund

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(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

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(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

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Date of fiscal year end: March 31

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Date of reporting period: March 31, 2018

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

Annual Report

For the Year Ended March 31, 2018

INFINITY CORE ALTERNATIVE FUND

(a Maryland Statutory Trust)

For the Year Ended March 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Grant Thornton LLP Grant Thornton Tower 171 N. Clark Street, Suite 200 Chicago, IL 60601-3370 T +1 312 856 0200 F +1 312 565 4719 grantthornton.com

Board of Trustees and Shareholders

Infinity Core Alternative Fund

Opinion on the financial statements

We have audited the accompanying statement of assets, liabilities and shareholders’ equity of Infinity Core Alternative Fund (the Fund), including the schedule of investments, as of March 31, 2018, the related statements of operations and cash flows for the year then ended, the statement of changes in shareholders’ equity for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, and the results of its operations and its cash flows for the year then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended March 31, 2015, were audited by other auditors whose report thereon dated June 1, 2015, expressed on unqualified opinion on those financial highlights. The financial highlights for the period October 1, 2013 (commencement of operations), to March 31, 2014, were audited by other auditors whose report thereon dated May 29, 2014, expressed an unqualified opinion on those financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

1

control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the Fund’s auditor since 2016.

Chicago, Illinois

May 31, 2018

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

2

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Schedule of Investments
March 31, 2018

	Redemptions	Redemption	Investment			Original
Investment Funds (94.69%)	Permitted	Notice Period	Strategy	Cost	Fair Value	Acquisition Date

Anchorage Capital Partners, L.P., Class C [a,b]	Annually [d]	90 Days	Event driven credit	$9,075,377	$9,787,248	3/1/2015
Atlas Enhanced Fund, L.P. [a,b]	Monthly	45 Days	Multi-strategy	7,250,905	7,947,347	5/1/2014
Caxton Global Investments (USA) LLC, Class T [a,b]	Quarterly	45 Days	Global macro	6,861,900	6,548,651	10/1/2013
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	Quarterly	75 Days	Multi-strategy	2,152,221	3,315,591	10/1/2013
Double Black Diamond, L.P. [a,b]	Quarterly [c]	60 Days	Multi-strategy	1,676,931	1,734,136	12/1/2015
Elliott Associates, L.P., Class B [a,b]	Semi-annually [c,d]	60 Days	Multi-strategy	13,473,708	15,577,780	10/1/2013
Eton Park Fund, L.P., Class E [a,b]	Quarterly [c]	65 Days	Multi-strategy	453,768	454,776	10/1/2013
King Street Capital, L.P. [a,b]	Quarterly [c]	65 Days	Global long/short credit and event-driven	10,195,141	11,356,918	10/1/2013
Millennium USA LP, Class EE [a,b]	Quarterly [c]	90 Days	Multi-strategy	9,000,000	12,417,194	10/1/2013
Perry Partners, L.P., Class C [a,b]	Quarterly [d]	90 Days	Opportunistic and event-driven	394,348	333,697	1/1/2014
Renaissance Institutional Diversified Alpha Fund International L.P., Series A [a,b]	Monthly	45 Days	Multi-strategy	10,000,000	10,172,897	1/1/2018
ShoreBridge Point 72 Select, LLC [a,b]	Quarterly [c]	55 Days	Multi-strategy	4,000,000	4,035,200	3/1/2018
Total Investment Funds (cost $74,534,299) (94.69%)					83,681,435

Total Investments (cost $74,534,299) (94.69%)					$83,681,435
Other assets less liabilities (5.31%)					4,694,194
Shareholders' Equity - 100.00%					$88,375,629

a Non-income producing.

b Investment Funds are issued in private placement transactions and as such are restricted as to resale.

c The Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Investment Fund.

d The Investment Fund can institute a gate provision on redemptions at the fund level of 10 - 20% of the fair value of the investment in the Investment Fund.

The accompanying notes are an integral part of these Financial Statements.

3

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity
March 31, 2018

Assets
Investments, at fair value (cost $74,534,299)	$83,681,435
Cash	36,136
Receivable for investments sold	11,365,442
Investments in Investment Funds paid in advance	3,101,935
Other assets	12,404
Total Assets	98,197,352

Liabilities
Payable for shares repurchased	3,335,944
Due to Investment Manager	81,915
Line of credit payable	6,300,000
Professional fees payable	44,462
Accounting and administration fees payable	23,073
Commitment fee payable	15,958
Interest expense payable	13,926
Insurance fees payable	3,449
Chief Compliance Officer fees payable	2,509
Custody fees payable	487
Total Liabilities	9,821,723

Shareholders' Equity	$88,375,629

Shareholders' Equity consists of:
Shareholders' Equity paid-in	$84,883,648
Distributions in excess of net investment income	(7,781,921)
Accumulated net realized gain on investments	2,126,766
Accumulated net unrealized appreciation on investments	9,147,136

Total Shareholders' Equity	$88,375,629

Number of Shares Outstanding	824,532.840

Shareholders' Equity per Share	$107.18

The accompanying notes are an integral part of these Financial Statements.

4

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Operations
For the Year Ended March 31, 2018

Income
Interest	$60

Expenses
Investment management fee	1,394,101
Accounting and administration fees	198,499
Professional fees	119,756
Interest expense	69,150
Line of credit fees	65,638
Trustees' fees	28,000
Blue sky fees	23,236
Insurance fees	18,009
Chief Compliance Officer fees	11,853
Custody fees	4,859
Other expenses	45,641
Total Operating Expenses	1,978,742

Expense Waivers	(156,760)

Net Expenses	1,821,982

Net Investment Loss	(1,821,922)

Net Change in Unrealized Appreciation on Investments
Net realized gain from investments	6,017,318
Net change in unrealized depreciation on investments	(1,124,326)

Net Change in Unrealized Appreciation on Investments	4,892,992

Net Increase in Shareholders' Equity from Operations	$3,071,070

The accompanying notes are an integral part of these Financial Statements.

5

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statements of Changes in Shareholders' Equity

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017

Operations
Net investment loss	$(1,821,922)	$(1,863,834)
Net realized gain (loss) on investments	6,017,318	(654,205)
Net change in unrealized appreciation (depreciation) on investments	(1,124,326)	9,052,317
Net change in shareholders' equity from operations	3,071,070	6,534,278

Distributions to Shareholders
From net investment income	-	(348,785)
From net realized gain	(565,902)	(973,194)
Net change in shareholders' equity from distributions to shareholders	(565,902)	(1,321,979)

Capital Share Transactions
Sale of shares	4,133,000	22,073,666
Reinvested distributions	499,206	1,179,705
Shares repurchased	(40,890,191)	(12,481,940)
Net change in shareholders' equity from capital transactions	(36,257,985)	10,771,431

Total Increase (Decrease)	(33,752,817)	15,983,730

Shareholders' Equity
Beginning of period	122,128,446	106,144,716
End of period (including distributions in excess of net investment income of ($7,781,921) and ($6,462,879), respectively)	$88,375,629	$122,128,446

The accompanying notes are an integral part of these Financial Statements.

6

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Statement of Cash Flows
For the Year Ended March 31, 2018

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$3,071,070
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Net realized gain from investments	(6,017,318)
Net change in unrealized depreciation on investments	1,124,326
Purchases of Investment Funds	(22,619,915)
Proceeds from Investment Funds sold	54,502,731
Changes in operating assets and liabilities:
Decrease in other assets	10,062
Decrease in due to Investment Manager	(31,409)
Increase in professional fees payable	2,195
Increase in accounting and administration fees payable	8,433
Decrease in custody fees payable	(50)
Increase in Chief Compliance Officer fees payable	2,213
Increase in insurance fees payable	3,449
Increase in commitment fees payable	15,958
Increase in interest expense payable	13,926
Decrease in other fees payable	(231)
Net Cash Provided by Operating Activities	30,085,440

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares, including sale of shares received in advance	4,060,500
Payments for shares repurchased	(40,718,447)
Distributions to shareholders, net of reinvestments	(66,696)
Draw on line of credit	38,200,000
Repayments on line of credit	(31,900,000)
Net Cash Used in Financing Activities	(30,424,643)

Net change in cash	(339,203)

Cash at beginning of period	375,339

Cash at end of period	$36,136

Supplemental disclosure of interest expense paid	$65,151
Supplemental disclosure of reinvested distributions	$499,206

The accompanying notes are an integral part of these Financial Statements.

7

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Financial Highlights

									Period from
									October 1, 2013
									(Commencement
	Year Ended		Year Ended		Year Ended		Year Ended		of Operations)
	March 31, 2018		March 31, 2017		March 31, 2016		March 31, 2015		to March 31, 2014

Shareholders' Equity, Beginning of Period	$104.65		$100.17		$105.74		$101.54		$96.55	(1)(2)
Income from investment operations:
Net investment loss	(1.71	) (3)	(1.61	) (3)	(1.57	) (3)	(0.38)		(0.69	) (2)
Net realized and unrealized gain/(loss) on investments	4.78		7.20		(1.57)		8.44		5.68	(2)
Total from investment operations:	3.07		5.59		(3.14)		8.06		4.99	(2)

Distributions to shareholders
From net investment income	-		(0.29)		(2.43)		(3.86)		-
From net realized gains	(0.54)		(0.82)		-		-		-
Net change in shareholders' equity due to distributions to shareholders	(0.54)		(1.11)		(2.43)		(3.86)		-

Shareholders' Equity, End of Period	$107.18		$104.65		$100.17		$105.74		$101.54

Total Return (4)	2.94%		4.82%		(3.10)%		8.06%		5.17	% (5)

Shareholders' Equity, end of period (in thousands)	$88,376		$122,128		$106,145		$44,864		$23,829

Net investment loss to average shareholders' equity	(1.63)%		(1.57)%		(1.50)%		(1.58)%		(1.50	)% (6)
Ratio of gross expenses to average shareholders' equity (7)	1.77%		1.84%		2.13%		3.25%		2.43	% (6)(8)
Ratio of expense waiver to average shareholders' equity	(0.14)%		(0.27)%		(0.63)%		(1.67)%		(0.93	)% (6)(8)
Ratio of net expenses to average shareholders' equity	1.63	% (9)	1.57	% (9)	1.50	% (9)	1.58	% (9)	1.50	% (6)

Portfolio Turnover	18.17%		4.19%		1.38%		6.96%		0.00	% (5)

(1)	The shareholders' equity as of the beginning of the period, October 1, 2013 (commencement of operations) represents the initial restated shareholders' equity per share of $96.55.
(2)	Converted shares using a 1 for 96.55, approximately, ratio effective January 1, 2014.
(3)	Based on average shares outstanding for the year.
(4)	Total Return based on shareholders' equity is the combination of changes in shareholders' equity and reinvested dividend income in shareholders' equity, if any. Total Return does not reflect the impact of any applicable sales charges.
(5)	Not annualized.
(6)	Annualized.
(7)	Represents the ratio of expenses to average shareholders' equity absent fee waivers and/or expense reimbursement by the Advisers.
(8)	The Organizational Expenses are not annualized for the ratio calculation.
(9)	The Fund's operating expenses include fees and interest expense associated with the Line of Credit, which are excluded from the Expense Limitation calculation. If the interest expense associated with the Line of Credit was excluded from operating expenses, the net expense ratio would be 1.50%.

The accompanying notes are an integral part of these Financial Statements.

8

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018

1. ORGANIZATION

Infinity Core Alternative Fund (the “Fund”) is a Maryland statutory trust that operates under an Agreement and Declaration of Trust dated August 15, 2013 and commenced operations on October 1, 2013. Effective December 20, 2013, the Fund registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Effective April 18, 2014, the Fund also registered under the Securities and Exchange Act of 1933, as amended. Vivaldi Asset Management, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. Infinity Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” and, together with the Investment Manager, the “Advisers”). Each of the Advisers is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended.

The investment objective of the Fund is to seek long-term capital growth. The Fund invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) based primarily in the United States that invest or trade in a wide range of securities, and, to a lesser extent, other property and currency interests. The Fund may also make investments outside of Investment Funds to hedge exposures deemed too risky or to invest in strategies not employed by the Fund’s Investment Funds. Such investments could also be used to hedge a position in an Investment Fund that is locked up or difficult to sell. Direct investments could include U.S. and foreign equity securities, debt securities, exchange-traded funds and derivatives related to such instruments, including futures and options thereon.

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Investment Funds at fair value.

The valuations of investments in Investment Funds are supported by information received from the Investment Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from the Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Generally, the fair value of an Investment Fund is its net asset value. In the event that the Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund will determine the fair value of such Investment Fund based on the most recent final or estimated value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” are expected to reasonably reflect fair market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of the Fund’s assets and the receipt of valuation information from the underlying manager of an Investment Fund.

9

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month-end valuation of the Investment Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Advisers and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term (generally within the next calendar quarter for Investment Funds), etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term” (these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days).

In April 2015, the FASB issued Accounting Standards Update  (“ASU”)  2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification 946 Financial Services – Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As a result of adopting ASU 2015-7, investments in Investment Funds with a fair value of $83,681,435 are excluded from the fair value hierarchy as of March 31, 2018.

As of March 31, 2018, the Fund does not hold any investments that have to be included in the fair value hierarchy.

The Advisers generally categorize the investment strategies of the Investment Funds into investment strategy categories.  The investment objective of multi-strategy hedge funds is to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.  The investment objective of global long/short credit investing involves investing in instruments around the world related to any level of an issuer’s capital structure.  On the long side, this strategy focuses on companies, assets and instruments that are perceived to be trading below their inherent value.  On the short side, the strategy involves securities of companies that are believed to have their credit quality deteriorate due to operating or financial challenges, become subject to a leveraging event or have a negative event in the future. Opportunistic investing involves deploying capital where it is needed most, predominantly in complex, deep value situations that are misunderstood by the markets. Event-driven investing involves the purchase or sale of securities of companies which are undergoing substantial changes.

The Investment Funds compensate their respective Investment Fund managers through management fees currently ranging from 0.0% to 2.6% of average net asset value of the Fund’s investment annually and incentive allocations typically ranging between 20.0% and 27.5% of profits, subject to loss carryforward provisions, as defined in the respective Investment Funds’ agreements.

As of March 31, 2018, the Fund has $900,000 of outstanding investment commitments to Elliot Associates, LP.

10

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Investment Income

Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisers or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, trustees’ fees, and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the fiscal year ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. At March 31, 2018, the tax years ended October 31, 2015, October 31, 2016 and October 31, 2017 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

11

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders (continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to partnerships and passive foreign investment companies adjustments. These reclassifications have no effect on Shareholders’ Equity or Shareholders’ Equity per Share. For the tax year ended October 31, 2017 the following amounts were reclassified:

Shareholders’ Equity paid-in	$(62,185)
Distributions in excess of net investment income	502,880
Accumulated net realized loss on investments	(440,695)

At March 31, 2018, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year-end were as follows:

Gross unrealized appreciation	$4,945,703
Gross unrealized depreciation	(4,510,696)
Net unrealized appreciation	$435,007
Cost of investments	$83,246,438

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	430,388
Tax accumulated earnings	430,388
Accumulated capital and other losses	(1,298,712)
Unrealized appreciation	4,375,269
Other differences	-
Distributable net earnings	$3,506,945

As of October 31, 2017, the Fund had qualified late-year losses of $1,298,712 which are deferred until tax year ended October 31, 2018. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of distributions paid during the tax years ended October 31, 2017 and 2016 were as follows:

Distributions paid from:	2017	2016
Ordinary income	$-	$2,437,669
Net long-term capital gains	1,024,603	246,741
Total taxable distributions	1,024,603	2,684,410
Total distributions paid	$1,024,603	$2,684,410

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

12

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Shareholders’ Equity from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund pays the Investment Manager a management fee (“Investment Management Fee”) at an annual rate of 1.25%, payable monthly in arrears, based upon the Fund’s Shareholders’ Equity as of month-end. The Investment Management Fee is paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Investment Manager pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund.

The Investment Manager and the Sub-Adviser have entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager and the Sub-Adviser have jointly agreed to waive fees that they would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, extraordinary expenses, commitment or non-use fees related to the Fund’s line of credit, and any acquired fund fees and expenses) do not exceed 1.50% on an annualized basis (the “Expense Limit”).

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager and/or Sub-Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until July 31, 2018 and will automatically renew for consecutive one-year terms thereafter. None of the Fund, the Investment Manager or the Sub-Adviser may terminate the Expense Limitation and Reimbursement Agreement during its current term. For the year ended March 31, 2018, the Advisers waived fees and reimbursed expenses of $156,760. Also, for the year ended March 31, 2018, the Investment Manager is owed by the Fund an Investment Management Fee of $81,915 as disclosed in the Due to Investment Manager balance on the Statement of Asset, Liabilities and Shareholders’ Equity. At March 31, 2018, $510,014 is subject for recoupment through March 31, 2019, $327,139 is subject for recoupment through March 31, 2020, and $156,760 is subject for recoupment through March 31, 2021.

Prior to March 1, 2016, Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acted as the Fund’s Platform Manager pursuant to a Platform Manager Agreement between the Fund and the Platform Manager.  The Platform Manager received a monthly fee of 0.10% per annum of the Fund’s Shareholders’ Equity as of each month-end, subject to an annual minimum of $35,000. Effective March 1, 2016, UMB Fund Services, Inc. replaced Registered Fund Solutions, LLC as a party to the Platform Manager Agreement. As of December 1, 2015, the Fund is no longer charged a Platform Manager fee due to the change in Platform Manager. UMB Fund Services, Inc. does not receive a fee pursuant to the Platform Manager Agreement.

Foreside Fund Services, LLC acts as distributor to the Fund.

Vigilant Compliance Services, LLC provides CCO services to the Fund. The Fund’s allocated fees incurred for CCO services for the year ended March 31, 2018 were $11,853.

4. RELATED PARTY TRANSACTIONS

At March 31, 2018, Shareholders who are affiliated with the Investment Manager or the Sub-Adviser owned approximately $2,280,417 (or 2.58% of Shareholders’ Equity) of the Fund.

13

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018 (continued)

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average Shareholders’ Equity, subject to certain minimums. UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. INVESTMENT TRANSACTIONS

For the year ended March 31, 2018, the purchase and sale of investments, excluding short-term investments and U.S. Government securities were $19,641,447 and $65,675,710, respectively.

7. CAPITAL SHARE TRANSACTIONS

Shares are generally offered for purchase as of the first day of each calendar month at the Fund’s then-current Shareholders’ Equity per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in Shares were as follows:

Shares outstanding, March 31, 2016	1,059,617.180
Shares issued	216,918.016
Shares reinvested	11,388.848
Shares redeemed	(120,927.513)
Shares outstanding, March 31, 2017	1,166,996.531
Shares issued	39,373.004
Shares reinvested	4,705.051
Shares redeemed	(386,541.743)
Shares outstanding, March 31, 2018	824,532.843

8. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable. Each repurchase offer ordinarily will be limited to the repurchase of approximately 25% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be approximately 95 days prior to the date of repurchase by the Fund.

9. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $10,000,000, which is secured by certain interests in Investment Funds. A fee of 80 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on borrowings is the 3-month London Interbank Offer Rate plus a spread of 195 basis points (4.25% at March 31, 2018). Collateral for the Facility is held by the Custodian. Interest and fees incurred for the year ended March 31, 2018 are disclosed in the accompanying Statement of Operations. At March 31, 2018, the Fund had $6,315,958 payable on the unused portion of the Facility and a $13,926 interest payable balance on the borrowings. For the year ended March 31, 2018, the average interest rate, the average daily loan balance and the maximum balance outstanding for the 192 days the Fund had outstanding borrowings under the Facility was 3.424%, $3,738,646 and $8,000,000, respectively. The Fund is subject to certain loan covenants, the most restrictive covenant being the maintenance of a loan to value ratio. The Fund was in compliance with these covenants for the year ended March 31, 2018.

14

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Notes to Financial Statements – March 31, 2018 (continued)

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks.  Investment Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Investment Funds.  While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

15

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Fund Management – March 31, 2018 (unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information as of March 31, 2018 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT TRUSTEES

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES and Officers	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE
David G. Lee Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002)	4
Robert Seyferth Year of Birth: 1952 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009)	4

INTERESTED TRUSTEES AND OFFICERS

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES and Officers	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE
Anthony Fischer Year of Birth: 1959 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chairman and Trustee	Since March 2016	Executive Director – National Sales of UMB Bank for Institutional Banking and Asset Servicing (2018 – Present); President of UMB Fund Services (2014 – 2018); Executive Vice President in charge of Business Development, UMB Fund Services (2013 – 2014); Senior Vice President in Business Development, UMB Fund Services (2008 – 2013).	4

16

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Fund Management – March 31, 2018 (unaudited) (continued)

NAME, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY TRUSTEES AND OFFICERS	NUMBER OF PORTFOLIOS IN FUND COMPLEX* OVERSEEN BY TRUSTEE
Michael Peck Year of Birth:1980 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	President and Co-CIO, Vivaldi Capital Management, LLC (February 2012 – present); Portfolio Manager, Coe Capital Management (February 2010 – February 2012); Senior Financial Analyst and Risk Manager, the Bond Companies (August 2006 – October 2008).	N/A
Randal Golden Year of Birth:1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Co-Founder and CFO, Vivaldi Capital Management, LLC (January 2012 – present); Managing Director, FGMK/Preservation Capital Partners (August 2005 – December 2011).	N/A
Amy Nogowski Year of Birth: 1992 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since January 1, 2018	Compliance Associate, Vigilant Compliance, LLC (an investment management services company) from 2017 to present; Law Student from 2014 to 2017; Economics Student from 2010 to 2014.	N/A
Terrance P. Gallagher Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since May 2015	Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	N/A

* The fund complex consists of the Fund, Infinity Long/Short Equity Fund, LLC, The Relative Value Fund, and Vivaldi Opportunities Fund.

17

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Other Information – March 31, 2018 (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-779-1999 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Tax Information (Unaudited)

For Federal income tax purposes, the Fund designated long-term capital gain dividends of $1,024,603 for the tax year ended October 31, 2017.

18

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Other Information – March 31, 2018 (unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•          Social Security number

•          account balances

•          account transactions

•          transaction history

•          wire transfer instructions

•          checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-779-1999.

19

INFINITY CORE ALTERNATIVE FUND
(a Maryland Statutory Trust)
Other Information – March 31, 2018 (unaudited) (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪     open an account

▪     provide account information

▪     give us your contact information

▪     make a wire transfer

▪     tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪     sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪     sharing for affiliates from using your information to market to you

▪     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪     Our affiliates include companies such as Vivaldi Asset Management, LLC, Infinity Capital Advisers, LLC, Infinity Long/Short Equity Fund, LLC, The Relative Value Fund, and Vivaldi Opportunities Fund.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund doesn’t jointly market.

20

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

----------

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,525 for 2017 and $41,895 for 2018.

Audit-Related Fees

------------------

(b) The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2018. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

--------

(c) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,300 for 2017 and $5,600 for 2018.

All Other Fees

--------------

(d) The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2018.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $5,300 for 2017 and $5,600 for 2018.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Vivaldi Asset Management, LLC

PROXY POLICY AND PROCEDURE

INTRODUCTION

Vivaldi Asset Management, LLC (“Vivaldi”) acts as either the advisor or sub-advisor to a number of registered investment companies (the “Funds”). In accord with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Vivaldi has adopted the following policies and procedures to provide information on Vivaldi’s proxy policy generally as well as on procedures for each of the Funds specifically (the “Proxy Policy and Procedure”). These policies and procedures apply only to Vivaldi. Investment managers engaged as sub-advisors for one of the Funds are required to vote proxies in accord with their own policies and procedures and any applicable management agreements.

GENERAL GUIDELINES

Vivaldi’s Proxy Policy and Procedure is designed to ensure that proxies are voted in a manner (i) reasonably believed to be in the best interests of the Funds and their shareholders1 and (ii) not affected by any material conflict of interest. Vivaldi considers shareholders’ best economic interests over the long term (i.e. addresses the common interest of all shareholders over time). Although shareholders may have differing political or social interests or values, their economic interest is generally uniform.

Vivaldi has adopted voting guidelines to assist in making voting decisions on common issues. The guidelines are designed to address those securities in which the Funds generally invest and may be revised in Vivaldi’s discretion. Any non-routine matters not addressed by the proxy voting guidelines are addressed on a case-by-case basis, taking into account all relevant facts and circumstances at the time of the vote, particularly where such matters have a potential for major economic impact on the issuer’s structure or operations. In making voting determinations, Vivaldi typically will rely on the individual portfolio managers who invest in and track particular companies as they are the most knowledgeable about, and best suited to make decisions regarding, particular proxy matters. In addition, Vivaldi may conduct research internally and/or use the resources of an independent research consultant. Vivaldi may also consider other materials such as studies of corporate governance and/or analyses of shareholder and management proposals by a certain sector of companies and may engage in dialogue with an issuer’s management.

Vivaldi acknowledges its responsibility to identify material conflicts of interest related to voting proxies. Vivaldi’s employees are required to disclose to the Chief Compliance Officer any personal conflicts, such as officer or director positions held by them, their spouses or close relatives, in any publicly traded company. Conflicts based on business relationships with Vivaldi, any affiliate or any person associated with Vivaldi will be considered only to the extent that Vivaldi has actual knowledge of such relationships. Vivaldi then takes appropriate steps to address identified conflicts. Typically, in those instances when a proxy vote may present a conflict between the interests of the Fund, on the one hand, and Vivaldi’s interests or the interests of a person affiliated with Vivaldi on the other, Vivaldi will abstain from making a voting decision and will document the decision and reasoning for doing so.

In some cases, the cost of voting a proxy may outweigh the expected benefits. For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person. Vivaldi may abstain from voting a proxy if the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

In certain cases, securities on loan as part of a securities lending program may not be voted. Nothing in the proxy voting policies shall obligate Vivaldi to exercise voting rights with respect to a portfolio security if it is prohibited by the terms of the security or by applicable law or otherwise.

Vivaldi will not discuss with members of the public how they intend to vote on any particular proxy proposal.

ISS PROXYEDGE

Vivalidi has entered into a contractual relationship with Institutional Shareholder Services Inc. (“ISS”) through which ISS provides certain proxy management services to Vivaldi’s portfolio management teams. Specifically, ISS (i) provides access to the ISS ProxyExchange web-based voting and research platform to access vote recommendations, research reports, execute vote instructions and run reports relevant to Subscriber’s proxy voting environment; (ii) implements and maps Vivaldi’s designated proxy voting policies to applicable accounts and generates vote recommendations based on the application of such policies; and (iii) monitors Vivaldi’s incoming ballots, performs ballot-to-account reconciliations with Vivaldi and its third party providers to help ensure that ISS is receiving all ballots for which Vivaldi has voting rights.

ISS provides two options for how proxy ballots are executed:

1.	Implied Consent: ISS executes ballots on Vivaldi’s behalf based on policy guidelines chosen at the time Vivaldi entered into the relationship with ISS.

2.	Mandatory Signoff: ISS is not permitted to mark or process any ballot on Vivaldi’s behalf without first receiving Vivaldi’s specific voting instructions via ProxyExchange.

Vivaldi has opted for Option 1. Implied Consent and in so doing has chosen to allow ISS to vote proxies on its behalf “with management’s recommendations.” Vivaldi has the option however to change its vote from the “with management’s recommendations” default at any point prior to the voting deadline if the portfolio managers following the subject company determine it is in the best interests of the Funds and their shareholders to do so. In those instances when the subject company’s management has not provided a voting recommendation, Vivaldi will either vote based on its own determination of what would align most closely with the best interests of the Funds and their shareholders or will opt to allow ISS to submit an “abstain” vote on its behalf. In addition, in those limited instances when share blocking2 may apply, Vivaldi has instructed ISS not to cast a vote on Vivaldi’s behalf unless Vivaldi provides specific instructions via ProxyExchange.

FUND-SPECIFIC POLICIES AND PROCEDURES

Infinity Core Alternative Fund (“ICAF”)

ICAF is a “fund of funds” that invests primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”). While it is unlikely that ICAF will receive notices or proxies from Investment Funds (or in connection with any other portfolio securities), to the extent that ICAF does receive such notices or proxies and ICAF has voting interests in such Investment Funds, the responsibility for decisions regarding proxy voting for securities held by ICAF lies with Vivaldi as ICAF’s advisor. Vivaldi will vote such proxies in accordance with the proxy policies and procedures noted above.

ICAF will be required to file Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. The Fund’s Form N PX filing will be available: (i) without charge, upon request, by calling 1.877.779.1999 or (ii) by visiting the SEC’s website at www.sec.gov.

All Other Funds

With the exception of the Vivaldi Merger Arbitrage Fund, the Funds for which Vivaldi is presently either an advisor or a sub-advisor are managed by multiple internal and external portfolio management teams. As is noted above, the policies and procedures outlined within this Proxy Policy and Procedure apply to those securities being held in that portion of the Funds’ portfolios managed by a Vivaldi portfolio manager only.

Each Fund will be required to file Form N-PX annually, with its complete proxy voting record for the twelve months immediately prior to the Fund’s year-end, no later than sixty (60) days following the Fund’s year-end. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, from the Fund’s administrator or (ii) by visiting the SEC’s website at www.sec.gov.

1 Actions taken in accord with the best interests of the Funds and their shareholders are those which align most closely with the Funds’ stated investment objectives and strategies.

2 Proxy voting in certain countries requires share blocking. Shareholders wishing to vote their proxies must deposit their shares shortly before the meeting date with a designated depositary. During this blocking period, any shares held by the designated depositary cannot be sold until the meeting has taken place and the shares have been returned to Vivaldi’s custodian banks. Vivaldi generally opts not to participate in share blocking proxies given these restrictions on their ability to trade.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Infinity Capital Advisors, LLC (the "Sub-Adviser"), who are primarily responsible for the day-to-day portfolio management of the Infinity Core Alternative Fund as of June 8, 2018:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member

Jeffrey J. Vale	Partner & Chief Investment Officer	Since Inception	Partner and Chief Investment Officer, Infinity Capital Partners, LLC (2002-present).	Portfolio Management

Milton L. Williams, III	Partner & Chief Operating Officer	Since Inception	Partner and Chief Operating Officer, Infinity Capital Partners, LLC (2002-present).	Portfolio Management

R. Phillip Jarrell, Jr.	Partner & Head of Business Development	Since Inception	Partner and Head of Business Development, Infinity Capital Partners, LLC (2010-present); Major Account Manager, Thomson Reuters Corp. (2002-2010).	Portfolio Management

Steven P. Barth	Partner & Portfolio Manager	Since Inception	Partner and Portfolio Manager, Infinity Capital Partners, LLC (2013-present); Partner, President and Chief Investment Officer, BT Wealth Management (2008-2013).	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Infinity Core Alternative Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2018:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Jeffrey J. Vale	Zero accounts	Sixteen pooled investment vehicles with $497 million	Zero accounts	Zero accounts	Twelve pooled vehicle with $477 million	Zero accounts
Milton L. Williams, III	Zero accounts	Zero pooled investment vehicles.	Zero accounts	Zero accounts	Zero accounts	Zero accounts
R. Phillip Jarrell, Jr.	Zero accounts	Zero pooled investment vehicles.	Zero accounts	Zero accounts	Zero accounts	Zero accounts
Steven P. Barth	Zero accounts	Sixteen pooled investment vehicles with $497 million	Zero accounts	Zero accounts	Twelve pooled vehicle with $477 million	Zero accounts

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Sub-Adviser seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Sub-Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

The Sub-Adviser has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Investment Committee

The members of the Investment Committee are not directly compensated for their work with respect to the Fund; however, each member of the Investment Committee is an equity owner of the parent company of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Sub-Advisory Agreement.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member:
Jeffrey J. Vale	$100,001-$500,000
Milton L. Williams, III	None
R. Phillip Jarrell, Jr.	$100,001-$500,000
Steven P. Barth	$100,001-$500,000

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Infinity Core Alternative Fund

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael Peck

Michael Peck, President

(Principal Executive Officer)

Date June 8, 2018

By (Signature and Title)*  /s/ Randal Golden

Randal Golden, Treasurer

(Principal Financial Officer)

Date June 8, 2018

* Print the name and title of each signing officer under his or her signature.